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WILMER CUTLER PICKERING
  HALE AND DORR LLP

June 17, 2005                                     Peter N. Handrinos

Securities and Exchange Commission                60 STATE STREET
101 F Street N.E.                                 BOSTON, MA 02109
Room 1580                                         +1 617 526 6158
Washington, D.C. 20549                            +1 617 526 5000 fax
Attention: Mark P. Shuman                         peter.handrinos@wilmerhale.com

Re: Open Solutions Inc.
    Form S-3 filed April 29, 2005
    File No. 333-124445

Ladies and Gentlemen:

On behalf of Open Solutions Inc., a Delaware corporation ("Open Solutions"), we are submitting the following responses to comments contained in a letter dated May 24, 2005 (the "Letter") from Mark P. Shuman of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"). The comments relate to Open Solutions' Registration Statement on Form S-3 (File No. 333-124445) filed with the Commission on April 29, 2005 (the "Registration Statement"). The Staff's comments and Open Solutions' responses are set forth below and are keyed to the sequential numbering of the comments and to the headings used in the Letter.

On the date hereof, we have filed Amendment No. 1 to the Registration Statement to reflect the Staff's comments. We are also submitting with this letter three copies of Amendment No. 1 to the Registration Statement, which have been marked to show changes from the version filed with the Commission on April 29, 2005.

SELLING SECURITYHOLDERS

Comment 1: Please disclose the natural persons who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by your selling securityholders that are non-reporting entities. We note that certain selling securityholders, such as AstraZeneca Holdings Pension, Alexandra Global Master Fund and Saranac Capital Management, do not have such required disclosure. Please see Interpretation I.60 of our July 1997 Manual of Publicly Available Telephone Interpretations and Interpretation 4S of the Regulation S-K portion of the March 1999 Supplement to our July 1997 Manual of Publicly Available Telephone Interpretations.

Response: The Registration Statement has been revised on pages 56-60 in response to the Staff's comment.

Comment 2: Please disclose whether any selling securityholder is a registered broker-dealer. We note, for example, that KBC Financial Products USA, Inc. appears to be a registered broker-

                BALTIMORE BEIJING BERLIN BOSTON BRUSSELS LONDON
          MUNICH NEW YORK NORTHERN VIRGINIA OXFORD WALTHAM WASHINGTON

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Securities and Exchange Commission
June 17, 2005
Page 2

dealer. If a selling securityholder is a registered broker-dealer, please identify such registered broker-dealer as an underwriter in your disclosure, unless the shares were acquired as transaction-based compensation for investment-banking services. Provide a description of the investment-banking services and the manner in which the compensation for the services was computed, as applicable.

Response: The Registration Statement has been revised on page 57 in response to the Staff's comment.

Comment 3: We note your statement in footnote 21 to your selling securityholders table stating that a new selling securityholder will be set forth in a prospectus supplement or amendment to your registration statement. Please further clarify when a post-effective amendment will be required and when a prospective supplement may be used to add a new selling securityholder. Indicate that information concerning unnamed selling securityholders who acquired shares prior to the effective date will be filed by post-effective amendment.

Response: Footnote 32 on page 60 of the Registration Statement has been revised in response to the Staff's comment.

ITEM 16. EXHIBITS

Opinion of Wilmer Cutler Pickering Hale and Dorr LLP

Comment 4: We note that counsel has limited their legal opinion to, among other things, the General Corporation Law of the State of Delaware. Please confirm to us in writing that such reference to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. Please see Section VII.A.14 of our Current Issues and Rulemaking Projects Outline dated November 14, 2000 for additional guidance.

Response: Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the Staff that the reference made in its opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

Please do not hesitate to contact me at (617) 526-6158 or Brian Gordon at (617) 526-6630 if you have any questions regarding the foregoing.

Sincerely,

/s/ Peter N. Handrinos
Peter N. Handrinos

cc: Thomas N. Tartaro, Esq.